Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)
The changes in accumulated other comprehensive loss by component, net of tax, are as follows:

	Unrealized fair value loss on available- for-sale investments	Foreign currency translation	Total
	$	$	$

Balance as of January 1, 2022	(297)	(28,222)	(28,519)
Current year other comprehensive loss	(6,263)	(78,297)	(84,560)
Capital contributed by non-controlling interest	–	1,864	1,864

Balance as of December 31, 2022	(6,560)	(104,655)	(111,215)
Current year other comprehensive income (loss)	4,512	(1,297)	3,215

Balance as of December 31, 2023	(2,048)	(105,952)	(108,000)
Current year other comprehensive loss	(3,755)	(81,393)	(85,148)

Balance as of December 31, 2024	(5,803)	(187,345)	(193,148)